Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 01, 2012
AIG MONEY MARKET FUND (Prospectus Summary) | AIG MONEY MARKET FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AIG MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund also seeks to maintain a stable share price of $1.
Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class A
Shares of the Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return each
		year and that the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs might be different, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests in a broad range of high quality, short-term U.S. dollar denominated money market instruments, such as obligations of the U.S. Treasury, agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporate issuers, supranational entities, and foreign governments, as well as in repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the highest category by nationally recognized statistical rating organizations or securities that AIG Asset Management (U.S.), LLC, the Fund's investment adviser
(the "Adviser") determines are of equal quality. The Fund may concentrate its investments (invest more than 25% of its assets) in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks that are subject to a similar level of regulation. The Fund will maintain an average weighted maturity of 60 days or less and a weighted average life to maturity of
120 days or less, and will only acquire securities that have a remaining
		maturity of 397 days or less.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Fund is neither insured nor guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to keep a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The Fund's investments are subject to fluctuations in the current interest rates for short-term obligations. Accordingly, an investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

An investment in the Fund is also subject, to a limited extent, to credit risk, which is the possibility that the issuer of a security owned by the Fund will be unable to repay interest and principal in a timely manner. The Adviser attempts to lessen this risk through a conservative investment policy for the
Fund, which includes diversification (spreading Fund investments across a broad number of issuers), and investing in obligations of high credit quality issuers.

The Fund's investments in securities issued by non-U.S. companies and/or
non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory
		requirements and market practices.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to keep a constant price per share of $1.00, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a measure of money market fund performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available by calling the Fund at
		1-800-249-7445.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a measure of money market fund performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-249-7445
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	BEST QUARTER WORST QUARTER 1.30% 0.01% (12/31/2006) (12/31/2011)
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	Call 1-800-249-7445 for the Fund's most current 7-day yield.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	AIG Money Market Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.94%
AIG MONEY MARKET FUND (Prospectus Summary) | AIG MONEY MARKET FUND | Lipper IMM Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper IMM Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.88%
AIG MONEY MARKET FUND (Prospectus Summary) | AIG MONEY MARKET FUND | CLASS A SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	381
Annual Return 2002	rr_AnnualReturn2002	1.59%
Annual Return 2003	rr_AnnualReturn2003	1.03%
Annual Return 2004	rr_AnnualReturn2004	1.29%
Annual Return 2005	rr_AnnualReturn2005	3.08%
Annual Return 2006	rr_AnnualReturn2006	4.94%
Annual Return 2007	rr_AnnualReturn2007	5.06%
Annual Return 2008	rr_AnnualReturn2008	2.02%
Annual Return 2009	rr_AnnualReturn2009	0.25%
Annual Return 2010	rr_AnnualReturn2010	0.20%
Annual Return 2011	rr_AnnualReturn2011	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%